Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions and Balances
Schedule of related party transactions and balances
	2012	2013
	RMB
Related party balances
Amount due from a related party	—	58
— Shareholders and key management personnel
Amount due to a related party	25	—
— Shareholders and key management personnel